Financial Instruments (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
USD [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered	Flow interest rate and exchange rate on bank bonds
USD [Member] | Scotiabank Chile [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered		Flow interest rate and exchange rate on bank bonds
Financial assets and liabilities, at fair value	$ 55,526	$ (355,650)
Maturity	06-18-2021	06-18-2018
USD [Member] | Scotiabank Chile [Member] | Loan commitments [member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 8,201,343	$ 5,216,495
USD [Member] | Scotiabank Chile [Member] | Financial Rights [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 8,256,869	$ 4,860,845
UF [Member] | Banco de Chile [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered	Flow interest rate on bank bonds
Financial assets and liabilities, at fair value	$ 2,130,577
Maturity	09-15-2021
UF [Member] | Banco de Chile [Member] | Loan commitments [member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 58,257,462
UF [Member] | Banco de Chile [Member] | Financial Rights [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value	$ 60,388,039
CLP [Member] | Banco de Chile [Member]
Disclosure of Financial Instruments [Line Items]
Nature of risks covered		Flow interest rate on bank bonds
Financial assets and liabilities, at fair value		$ 433,653
Maturity		09-15-2021
CLP [Member] | Banco de Chile [Member] | Loan commitments [member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value		$ 60,207,174
CLP [Member] | Banco de Chile [Member] | Financial Rights [Member]
Disclosure of Financial Instruments [Line Items]
Financial assets and liabilities, at fair value		$ 60,640,827